Equity (Details 1) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Calculation of net income per ordinary share attributable to ordinary shareholders
Net income attributable to Eaton ordinary shareholders	$ 494	$ 382	$ 872	$ 693
Weighted-average number of ordinary shares outstanding - diluted	476.3	339.5	475.7	339.6
Less dilutive effect of equity-based compensation	2.9	2.5	3.1	3.4
Weighted-average number of ordinary shares outstanding - basic	473.4	337.0	472.6	336.2
Net income per ordinary share
Diluted	$ 1.04	$ 1.12	$ 1.83	$ 2.04
Basic	$ 1.04	$ 1.13	$ 1.84	$ 2.06